Contingencies (Third-Party Guarantees) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Loss Contingencies [Line Items]
Fair value of guarantees	$ 0
Guarantee Obligations [Member]
Loss Contingencies [Line Items]
Third-party guarantee	7
Guarantee Obligations [Member] | Expiring Through 2012 [Member]
Loss Contingencies [Line Items]
Third-party guarantee	$ 2